Six Circles Managed Equity Portfolio International Unconstrained Fund Investment Objectives and Goals - Six Circles Managed Equity Portfolio International Unconstrained Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Ticker: CMIUX
Objective [Heading]	What is the goal of the Fund?
Objective, Primary [Text Block]	The Fund seeks to provide capital appreciation.